UNAUDITED CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 30, 2020
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Temporary equity, shares subject to possible redemption	11,258,033
Temporary equity, par value	$ 0.0001
Temporary equity, redemption value	10.00
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,258,467
Common stock, shares outstanding	1,258,467
Class B Common Stock
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,018,750	3,018,750
Common stock, shares outstanding	3,018,750	3,018,750